Income Taxes - Summary of Components of Pretax Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of pre-tax income
Domestic					$ (185,391)	$ (1,077,917)	$ (42,530)
Foreign					80,907	261,120	21,042
Income (loss) from continuing operations before income taxes	$ 69,975	$ 10,932	$ 60,886	$ (109,453)	$ (104,484)	$ (816,797)	$ (21,488)